Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statements of Cash Flows
Net Loss	$ (3,888,661)	$ (1,450,623)
Adjustments To Reconcile Net Loss To Net Cash Used In Operating Activities:
Depreciation And Amortization	2,044,447	14,698
Share-based Compensation Expense	(10,683)	374,337
Stock Issued For Compensation	160,978	150,440
Loss On Disposal Of Property, Plant And Equipment	2,223	0
Changes In Operating Assets And Liabilities:
Inventory	3,024	1,107
Prepaid Expense And Other Current Assets	(415,054)	(19,020)
Accounts Payable And Accrued Expenses	794,174	429,510
Contract Liabilities	59,575	0
Net Cash Used In Operating Activities	(1,249,977)	(499,551)
Cash Flows From Investing Activities :
Patent Purchases	0	(7,243)
Acquisition Of Property, Plant And Equipment	(143,792)	0
Increase In Refundable Deposits And Others	(36,725)	0
Net Cash Used In Investing Activities	(180,517)	(7,243)
Cash Flows From Financing Activities :
Proceeds From Convertible Note Payable - Related Party	3,106,025	120,000
Payments Of Other Note Payable	(4,605)	0
Proceeds From Exercise Of Stock Options	64,752	0
Payments Of Lease Liabilities	(11,799)	0
Net Cash Provided By Financing Activities	3,154,373	120,000
Effect From Foreign Currency Exchange	5,375	0
Net Change In Cash	1,723,879	(386,794)
Cash And Cash Equivalents At End Of Period	1,751,499	22,245
Cash And Cash Equivalents At Beginning Of Period	22,245	409,039
Supplemental Disclosures Of Noncash Financing And Investing Activities:
Cash Paid For Interest	19,380	855
Stock Issued For Subscription	0	100,000
Stock Issued For Patent Cost And Accrued Liabilities	0	144,250
Conversion Of Convertible Notes And Accrued Interest Into Common Stock	476,329	0
Rou Leased Assets	62,903	0
Acquisition Of Intangible Assets And Equipment	40,226,870	0
Decrease Of Additional Paid In Capital	5,773,130	0
Issuance Of Common Stock And Increase Of Current Liability	$ 46,000,000	$ 0